Other Charges (Recoveries) - Restructuring (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Cash charges	$ 23.3	$ 28.1	$ 35.2
Non-cash charges	2.5	9.8	0.2
Expense of restructuring activities	$ 25.8	$ 37.9	$ 35.4